Digital assets	6 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Digital assets

4. Digital assets

The table below summarizes the digital assets shown on the Company’s consolidated balance sheets as of December 31, 2025:

Digital assets	Quantity	Cost Basis	Carrying Value	Gain (loss) on change in fair value
Stablecoins – Frax USD	45,326,988	$45,326,900	$46,836,341	$1,509,441
Cryptocurrencies – Solana	27,516	$8,488,556	$399,654	$(8,088,902)
Cryptocurrencies – Pump	216,849,817	$1,511,443	$3,436,423	$1,924,980
Total	262,204,321	$55,326,899	$50,672,418	$(4,654,481)

The table below shows the quoted prices for each digital asset on the active exchange as of December 31, 2025:

Digital assets	Market Price
Stablecoins – Frax USD	$0.9996
Cryptocurrencies – Solana	$124.89
Cryptocurrencies – Pump	$0.001843

Two digital currency wallets under the custody of BitGo with fair value of $3,836,078 and $45,314,805, respectively, as of December 31, 2025, were held as collateral for the Series A and Series C convertible notes issued, which totalled $49,150,833.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)